Cover	Feb. 19, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends the Form 8-K originally filed with the Securities and Exchange Commission on February 24, 2025 (the “Original Form 8-K”). At the time of the Original Form 8-K, iSpecimen Inc. (the “Company”) had not yet determined the compensation arrangements for Ms. Katharyn Field, who was appointed as President of the Company on February 19, 2025. This amendment is being filed to disclose the employment agreement entered into with Ms. Field on February 28, 2025. Other than the inclusion of Ms. Field’s employment agreement, this amendment does not modify any other disclosure in the Original Form 8-K.
Document Period End Date	Feb. 19, 2025
Entity File Number	001-40501
Entity Registrant Name	iSpecimen Inc.
Entity Central Index Key	0001558569
Entity Tax Identification Number	27-0480143
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 Cabot Road, Suite 1800
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	781
Local Phone Number	301-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ISPC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false